Restricted Cash	6 Months Ended
Jun. 30, 2026
Restricted Cash [Abstract]
RESTRICTED CASH

NOTE 5 – RESTRICTED CASH

Restricted cash represents amounts held by bank as security for banking facilities and therefore it is not available for the Company’s use until such time as the banking facilities have been fulfilled or expired.

As of December 31, 2025 and June 30, 2026, the Company pledged its fixed deposits of $2,198,786 and $769,263 for letter of guarantee from Nanyang Commercial Bank, Limited. As of December 31, 2025 and June 30, 2026, the letter of guarantee of $120,513 and $56,410 for operation was utilized remaining unused portion of $1,417,948 and $1,482, 051.

As of December 31, 2025 and June 30, 2026, all restricted cash has original maturities of three months or less when acquired.